BUSINESS ACQUISITIONS (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended
	Mar. 07, 2022	Sep. 22, 2021	Aug. 31, 2022	Aug. 31, 2021	Nov. 30, 2021
Customers Relationships [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful lives			3 years
Indie Flix [Member]
IfrsStatementLineItems [Line Items]
IndieFlix revalued contingent consideration			$ 453,200		$ 1,277,200
Gain on derivative liability			824,000	$ 0
Intangible assets acquired		$ 3,695,673
Useful life		10 years
iGEMS [Member]
IfrsStatementLineItems [Line Items]
Gain on derivative liability			282,912	0
iGEMS revalued contingent consideration			188,608
D C U [Member]
IfrsStatementLineItems [Line Items]
Gain on derivative liability			492,039	$ 0
Dcu revalued contingent consideration			$ 2,085,921
D C U [Member] | Technology [Member]
IfrsStatementLineItems [Line Items]
Identifiable intangible assets	$ 565,800
Intangible assets useful lives	3 years
D C U [Member] | Customers Relationships [Member]
IfrsStatementLineItems [Line Items]
Identifiable intangible assets	$ 923,000
D C U [Member] | Brands [Member]
IfrsStatementLineItems [Line Items]
Identifiable intangible assets	$ 402,000